Goodwill and Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Intangible Asset, Finite-Lived, after Accumulated Amortization, Total	$ 152,000
Patent and developed technology
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	37,515,000	$ 37,515,000
Accumulated Amortization	(37,363,000)	(37,327,000)
Intangible Asset, Finite-Lived, after Accumulated Amortization, Total	$ 152,000	$ 188,000
Intangible Asset, Finite-Lived, Useful Life	2 years 2 months 1 day	2 years 8 months 1 day